BUSINESS COMBINATION (Tables)	6 Months Ended
Jun. 30, 2022
Disclosure of detailed information about business combination [abstract]
Disclosure of detailed information about fair value of identifiable assets acquired and liabilities assumed [Table Text Block]
	Preliminary PPA	Adjustments	Final PPA
Inventory	$19	-	$19
Advance payment for intangible assets of pharmacy (*)	2,837	3,367	6,204
Property, plant and equipment	88	-	88
Intangible assets	776	(593)	183

Total identifiable assets	3,720	2,774	6,494

Goodwill arising on acquisition	3,240	(2,774)	466

Total purchase price	$6,960	-	$6,960
(*) As part of the acquisition, the Company purchased an option to purchase the on-line related activities of a Panaxia pharmacy, including cannabis-related licenses. As the exercise price of the option related only to the medical cannabis inventory at the date of exercise, the Company allocated $6,204 of the non-cancellable purchase price to effectively reflect the Company’s advance payment for the estimated fair value of the licenses and other assets (including customer relationships) of the Panaxia pharmacy that will be acquired upon exercise of the option. As of June 30, 2022, the transfer had not yet been completed. The Company expects completion during the third quarter of 2022.